FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Credit risk of off-balance sheet risks [Line Items]
Contract amounts of which represent credit risk	$ 75,401	$ 68,197
Commitments to Extend Credit [Member]
Credit risk of off-balance sheet risks [Line Items]
Contract amounts of which represent credit risk	74,571	67,435
Standby Letters of Credit [Member]
Credit risk of off-balance sheet risks [Line Items]
Contract amounts of which represent credit risk	780	710
Loans Sold with Recourse [Member]
Credit risk of off-balance sheet risks [Line Items]
Contract amounts of which represent credit risk	$ 50	$ 52